ATR QM Data Fields
Loans in Report: 2

Client Loan Number	Alt Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator
NQM34	XXXXXXXXXXX	Non-QM: Compliant with ATR	No	Yes
NQM335	XXXXXXXXXXX	Not covered/exempt	No	No
2